Accrued expenses and other payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued expenses and other payables

Accrued expenses and other payables as of June 30, 2022 and December 31, 202 consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Accrued expenses	$37,442	$46,497
Other payables	$70,463	$625,415
Deposit received	$75,399	$103,981
Total accrued expenses and other payables	$183,304	$775,893

Accrued expenses and other payables as of December 31, 2021 and December 31, 2020 consisted of the following:

	Year ended Dec 31, 2021	Year ended Dec 31, 2020
	(Audited)	(Audited)
Accrued expenses	$46,497	$249
Other payables	$625,415	$380
Deposit received	$103,981	$-
Total accrued expenses and other payables	$775,893	$629